Ariel Investment Trust

Ariel International Fund

(Investor Class AINTX, Institutional Class AINIX)

Ariel Global Fund

(Investor Class AGLOX, Institutional Class AGLYX)

Supplement, dated September 1, 2023, to the Prospectus of Ariel Investment Trust, dated February 1, 2023

This Supplement provides additional information to the Prospectus of Ariel Investment Trust, dated February 1, 2023, regarding Ariel International Fund and Ariel Global Fund (each, a “Fund” and, together the “Funds”).

Effective September 1, 2023, Henry Mallari-D’Auria is the Lead Portfolio Manager of the Funds and Chief Investment Officer—Global and Emerging Markets Equities for Ariel and Mrunal “Micky” Jagirdar serves as a Portfolio Manager for the Funds.

Accordingly, the following changes to the Prospectus are implemented:

1. The “Portfolio Manager” disclosure in the summary section of the Prospectus for each Fund is deleted and replaced with:

PORTFOLIO MANAGERS

Henry Mallari-D’Auria, Lead Portfolio Manager since September 1, 2023.

Mrunal “Micky” Jagirdar, Portfolio Manager since September 1, 2023.

2. The third paragraph under “Patient investment philosophy—INVESTMENT APPROACH—INTERNATIONAL/GLOBAL – ARIEL INTERNATIONAL FUND AND ARIEL GLOBAL FUND” in the Prospectus is deleted and replaced with:

The investment research team is organized by industry, and the bulk of the analyses at this stage are conducted by the analyst responsible for that industry. Once the analyst has formulated an understanding of the key drivers of the investment case, the thesis and assumptions (both macro and micro) underpinning best and worst-case scenarios are debated. If the company meets our investment criteria, it is added to a list of approved investments. The final investment decisions for the International/Global Funds are made by Lead Portfolio Manager, Henry Mallari-D’Auria, who weighs the risks and potential rewards of each investment opportunity and assesses the contribution of each investment opportunity to desired portfolio characteristics.

3. The disclosure under “PORTFOLIO MANAGERS—ARIEL INTERNATIONAL FUND AND ARIEL GLOBAL FUND is deleted and replaced with:

Lead Portfolio Manager

Henry Mallari-D’Auria, Chief Investment Officer—Global and Emerging Markets Equities, Ariel Investments, LLC and Lead Portfolio Manager, Ariel International Fund and Ariel Global Fund since September 1, 2023. Henry joined Ariel in April of 2023 and served as Chief Investment Officer, Emerging Markets Value for Ariel through August 31, 2023.

Henry is responsible for overseeing the global and emerging markets value research effort and portfolio management activities. Prior to joining Ariel, Henry spent 32 years at AllianceBernstein (“AB”). For over 20 years, he was the chief investment officer and portfolio manager of AB’s Emerging Markets Value Equity and Next 50 Emerging Markets Fund. During that time, Henry also served as Co-CIO of international value equities at AB for nearly a decade.

Henry held various leadership positions across global and emerging markets investing at AB, including his roles as head of the global value research department, director of research of small cap value equities, and director of research of emerging markets value equities. Earlier in his career, he served as an analyst at the launch of AB’s emerging markets value portfolio, and previously served as a vice president and sell-side analyst at PaineWebber.

Henry holds a BA in economics from Trinity College, where he sits on the Board of Trustees, and is a CFA Charterholder.

Portfolio Manager

Mrunal “Micky” Jagirdar, FSA, Senior Vice President, Head of Investments, Global Equities Ariel Investments, LLC and Portfolio Manager, Ariel International Fund and Ariel Global Fund. Micky has served as Portfolio Manager of the Funds since September 1, 2023. Micky joined Ariel in 2011 as a Research Analyst.

Micky holds a Bachelor of Commerce in accounting and finance from the University of Mumbai and an MBA in finance and investments from the Zicklin School of Business at Baruch College.

Please retain this Supplement for future reference.

Ariel Investment Trust

Ariel International Fund

(Investor Class AINTX, Institutional Class AINIX)

Ariel Global Fund

(Investor Class AGLOX, Institutional Class AGLYX)

Supplement, dated September 1, 2023, to the Statement of Additional Information of Ariel Investment Trust, dated February 1, 2023

Supplement, dated September 1, 2023, to the Statement of Additional Information of Ariel Investment Trust (the “Trust”), dated February 1, 2023 (the “SAI”), regarding Ariel International Fund and Ariel Global Fund (the “Funds”).

Effective September 1, 2023, Henry Mallari-D’Auria is the Lead Portfolio Manager of the Funds and Chief Investment Officer—Global and Emerging Markets Equities for Ariel and Mrunal “Micky” Jagirdar serves as a Portfolio Manager for the Funds.

Accordingly, the following changes to the SAI are implemented:

1. The following information is added under “INVESTMENT ADVISER AND FUND ADMINISTRATOR—Other Accounts Managed as of September 30, 2022” in the SAI:

Portfolio Managers	Number of RICs(2)	Assets(1) in RICs in millions	Number of OPIVs(3)	Assets(1) in OPIVs in millions	Number of OAs(4)	Assets(1) in OAs in millions
Ariel International Fund
Henry Mallari-D’Auria (as of July 31, 2023)	0	0.0	1	489.4	51	5,722.2
Mrunal (“Micky”) Jagirdar (as of July 31, 2023)	0	0.0	1	489.4	49	5,705.2

Ariel Global Fund
Henry Mallari-D’Auria (as of July 31, 2023)	0	0.0	1	489.4	51	5,722.2
Mrunal (“Micky”) Jagirdar (as of July 31, 2023)	0	0.0	1	489.4	49	5,705.2

As of July 31, 2023, Mr. Mallari-D’Auria managed six strategies and Mr. Jagirdar managed four strategies.

2. The following information is added to the disclosure regarding Portfolio Manager holdings in each series of the Trust under “INVESTMENT ADVISER AND FUND ADMINISTRATOR:”

As of July 31, 2023, Messrs. Mallari-D’Auria and Jagirdar each had invested the following amounts in the Funds. Investments are listed in the following ranges: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; and over $1,000,000:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund	Total Invested in All Funds
Henry Mallari-D’Auria	none	none	none	none	none	none
Mrunal (“Micky”) Jagirdar	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$50,001 - $100,000	$50,001 - $100,000	$100,001 - $500,000

Please retain this Supplement for future reference.